Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Major Subsidiaries, Variable Interest Entities and Variable Interest Entities's Subsidiaries Ownership
In 2017, the Company’s major consolidated subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Name	Date of incorporation and acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned and majority owned subsidiaries of the Company:
China Classified Network Corporation (“CCNC BVI”)	January 5, 2010	British Virgin Islands	100%
China Classified Information Corporation Limited (“CCIC HK”)	January 18, 2010	Hong Kong	100%
Beijing Chengshi Wanglin Information Technology Co., Ltd. (“Wanglin”)	March 8, 2010	PRC	100%
58 Tongcheng Information Technology Co., Ltd. ("58 Technology")	March 15, 2012	PRC	100%
Anjuke Inc. (“Anjuke”)	March 2, 2015	Cayman	100%
Ruiting Network Technology (Shanghai) Co., Ltd. (“Shanghai Ruiting”)	March 2, 2015	PRC	100%
58.com Holdings Inc. (“58 Holdings”)	July 11, 2014	British Virgin Islands	100%
Falcon View Technology (“Ganji”)	August 6, 2015	Cayman	100%
Beijing Yangguang Gudi Science Development Co., Ltd. (“Yangguang Gudi”)	August 6, 2015	PRC	100%
Zhuan Spirit Holdings Limited (“Zhuan Zhuan Holding”)	March 24, 2017	Cayman	73.1%
Zhuan Vision Holdings Limited (“Zhuan Vision”)	April 20, 2017	Hong Kong	73.1%
Tianjin Zhuanzhuan World Technology Co., Ltd (“Tianjin Zhuanzhuan”)	June 21, 2017	PRC	73.1%
VIEs and VIEs’ subsidiaries:
Beijing 58 Information Technology Co., Ltd. (“Beijing 58”)	December 12, 2005	PRC	100%
58 Co., Ltd.	July 28, 2011	PRC	100%
Shanghai Ruijia Information Technology Co., Ltd.	March 2, 2015	PRC	100%
Beijing 58 Auto Technology Co., Ltd. (“Beijing 58 Auto”, formerly known as Beijing Leftbrain Network Technology Co., Ltd.)	November 26, 2015	PRC	59.5%
Beijing Shanjing Kechuang Network Technology Co., Ltd. (“Shanjing Kechuang”)	August 6, 2015	PRC	100%
Beijing Zhuanzhuan Spirit Technology Co., Ltd. (“Beijing Zhuanzhuan”)	April 11, 2017	PRC	75%

Schedule of Financial Statement Amounts and Balances for Variable Interest Entities
The following financial statement amounts and balances of the Group's VIEs and VIEs’ subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2016 and 2017 and for the three years ended December 31, 2015, 2016 and 2017:

	As of December 31,
	2016	2017
	RMB	RMB
Cash and cash equivalents	351,860	320,493
Short-term investments	425,000	1,679,516
Accounts receivable, net	211,907	409,759
Prepayments and other current assets	141,508	477,308
Property and equipment, net	121,207	111,962
Long-term investments	149,489	193,867
Intangible assets, net and goodwill	16,052,273	15,808,421
Long-term prepayments and other non-current assets	38,047	224,671
Total assets	17,491,291	19,225,997
Accounts payable	199,618	171,306
Deferred revenues	859,956	872,148
Customer advances	296,595	288,953
Taxes payable	14,740	53,629
Salary and welfare payable	254,958	233,692
Inter-company payable	1,330,757	2,147,933
Accrued expenses and other current liabilities	205,441	190,498
Deferred tax liabilities	329,611	282,603
Total liabilities	3,491,676	4,240,822

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Revenue	1,669,685	2,459,689	4,086,645
Net income/(loss)	(853,773)	(457,054)	649,831
Net cash provided by operating activities	175,097	396,925	1,272,425
Net cash provided/(used in) by investing activities	212,875	(446,062)	(1,449,482)
Net cash provided by financing activities	—	28,235	3,485